Total Equity - Other Components of Equity (Details) - EUR (€) € in Millions			12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Other Components of Equity
Equity at beginning of period	€ 28,877	€ 25,515	€ 28,877	€ 25,515	€ 25,573	€ 26,383
Other comprehensive income for items that will be reclassified to profit or loss, net of tax			483	898		(2,816)
Equity at end of period	28,807	25,573	30,822	28,877	28,877	25,515
Adoption of IFRS 9
Other Components of Equity
Adoption of IFRS		(25)
Other Components of Equity
Other Components of Equity
Equity at beginning of period	1,234	508	1,234	508	347	3,345
Other comprehensive income for items that will be reclassified to profit or loss, net of tax			536		887	(2,838)
Equity at end of period		347	1,770	1,234	1,234	508
Other Components of Equity | Adoption of IFRS 9
Other Components of Equity
Adoption of IFRS						(160)
Exchange differences
Other Components of Equity
Equity at beginning of period	1,239	330	1,239	330	330	3,062
Other comprehensive income for items that will be reclassified to profit or loss, net of tax			537		910	(2,732)
Equity at end of period		330	1,776	1,239	1,239	330
Exchange differences | Adoption of IFRS 9
Other Components of Equity
Adoption of IFRS						0
Available-for-sale financial assets
Other Components of Equity
Equity at beginning of period	0	157	0	157	0	292
Other comprehensive income for items that will be reclassified to profit or loss, net of tax			0		0	(135)
Equity at end of period		0	0	0	0	157
Available-for-sale financial assets | Adoption of IFRS 9
Other Components of Equity
Adoption of IFRS						(158)
Reserve of cash flow hedges
Other Components of Equity
Equity at beginning of period	€ (5)	21	(5)	21	18	(8)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax			(1)		(23)	29
Equity at end of period		€ 18	€ (6)	€ (5)	€ (5)	21
Reserve of cash flow hedges | Adoption of IFRS 9
Other Components of Equity
Adoption of IFRS						€ (3)